Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018		$ 111	$ 403,299	$ (404,719)	$ (1,309)
Balance, shares at Dec. 31, 2018		111,079,683
Stock issued for services			60		60
Stock issued for services, shares		160,500
Stock based compensation - employee restricted stock			2,249		2,249
Sale of stock under equity purchase agreement		$ 119	5,216		5,335
Sale of stock under equity purchase agreement, shares		119,000,000
Stock sold in connection with registered direct placements		$ 18	507		525
Stock sold in connection with registered direct placements, shares		17,500,000
Sale of preferred stock			1,990		1,990
Sale of preferred stock, shares	200
Common stock issued on conversion of notes payable		$ 124	2,614		2,738
Common stock issued on conversion of notes payable, shares		124,089,191
Conversion of preferred stock		$ 28	(28)
Conversion of preferred stock, shares	(85)	27,605,667
Issuance of common stock for mining assets		$ 10	301		311
Issuance of common stock for mining assets, shares		10,250,000
Exercise of warrants		$ 4	116		120
Exercise of warrants, shares		4,000,000
Warrant buy-back and cancellation			(14)		(14)
Cancellation of shares received from transfer agent
Cancellation of shares received from transfer agent, shares		(83,752)
Deemed dividend			1,005	(1,005)
Cumulative effect adjustment related to ASU adoption				$ 3	$ 3
Issuance of stock based compensation - employee restricted stock, shares		100,000
Net loss				$ (8,781)	$ (8,781)
Balance at Dec. 31, 2019		$ 414	417,315	(414,502)	3,227
Balance, shares at Dec. 31, 2019	115	413,701,289
Stock based compensation - employee restricted stock			220		220
Common stock issued on conversion of notes payable		$ 33	317		350
Common stock issued on conversion of notes payable, shares		32,747,157
Net loss				(1,324)	(1,324)
Balance at Mar. 31, 2020		$ 447	417,852	(415,826)	2,473
Balance, shares at Mar. 31, 2020	115	446,448,446
Balance at Dec. 31, 2019		$ 414	417,315	(414,502)	3,227
Balance, shares at Dec. 31, 2019	115	413,701,289
Stock based compensation - employee restricted stock			222		222
Common stock issued on conversion of notes payable		$ 93	836		929
Common stock issued on conversion of notes payable, shares		93,078,492
Net loss				(3,887)	(3,887)
Balance at Dec. 31, 2020		$ 507	418,373	(418,389)	491
Balance, shares at Dec. 31, 2020	115	506,779,781
Stock based compensation - employee restricted stock
Common stock issued on conversion of Preferred C shares		$ 30	(30)
Common stock issued on conversion of Preferred C shares, shares	(115)	29,870,130
Beneficial conversion feature			1,000		1,000
Net loss				(581)	(581)
Balance at Mar. 31, 2021		$ 537	$ 419,343	$ (418,970)	$ 910
Balance, shares at Mar. 31, 2021		536,649,911